Share Capital, Warrants and Options - Schedule of Number and Weighted Average Exercise Prices of Warrants (Details)	12 Months Ended
	Dec. 31, 2019 EquityInstruments Option $ / shares	Dec. 31, 2018 Option $ / shares	Dec. 31, 2017 Option $ / shares
Statement Line Items [Line Items]
Outstanding at end of year | EquityInstruments	15,651,397
Post-consolidation Basis [Member]
Statement Line Items [Line Items]
Outstanding at beginning of year | Option	25,797,283	17,617,541	9,598,204
Issued	3,984,731	11,666,666	9,497,172
Cancelled / Expired	(14,130,617)	(3,486,924)	(1,477,835)
Outstanding at end of year | Option	15,651,397	25,797,283	17,617,541
Weighted Average Exercise Price, Outstanding at beginning of year	$ 1.20	$ 1.20	$ 1.50
Weighted Average Exercise Price, Issued	0.25	1.20	1.20
Weighted Average Exercise Price, Cancelled / Expired	1.20	1.20	3.00
Weighted Average Exercise Price, Outstanding at end of year	$ 0.96	$ 1.20	$ 1.20